CONSOLIDATED STATEMENT OF STOCKHOLDERS' EQUITY - USD ($)	Diamond eagle acquisition Common Stock Class A ordinary shares	Diamond eagle acquisition Common Stock Class B ordinary shares	Diamond eagle acquisition Common Stock	Diamond eagle acquisition Additional Paid-in Capital	Diamond eagle acquisition Accumulated Deficit	Diamond eagle acquisition Class B ordinary shares	Diamond eagle acquisition	Common Stock	Additional Paid-in Capital	Accumulated Deficit	Total
Balance at the beginning at Dec. 31, 2016								$ 22,000	$ 3,998,000	$ (704,274,000)	$ (700,254,000)
Balance at the beginning (in shares) at Dec. 31, 2016								22,291
Increase (Decrease) in Stockholders' Equity
Underwriters' discount and offering expenses									(1,513,000)		(1,513,000)
Net income										(75,556,000)	(75,556,000)
Balance at the end at Dec. 31, 2017								$ 380,000	661,085,000	(779,830,000)	(118,365,000)
Balance at the end (in shares) at Dec. 31, 2017								379,932
Increase (Decrease) in Stockholders' Equity
Issuance of common stock to initial shareholder at approximately $0.002 per share								$ 1,000	339,000		340,000
Common Stock Issued (in shares)								393
Underwriters' discount and offering expenses									(678,000)		(678,000)
Net income										(76,220,000)	(76,220,000)
Balance at the end at Dec. 31, 2018								$ 384,000	670,439,000	(856,050,000)	(185,227,000)
Balance at the end (in shares) at Dec. 31, 2018								384,009
Increase (Decrease) in Stockholders' Equity
Net income										(29,554,000)	(29,554,000)
Balance at the end at Mar. 31, 2019		$ 1,006		$ 23,994	$ (675)		$ 24,325	$ 384,000	675,018,000	(885,604,000)	(210,202,000)
Balance at the end (in shares) at Mar. 31, 2019		10,062,500						384,321
Balance at the beginning at Dec. 31, 2018								$ 384,000	670,439,000	(856,050,000)	(185,227,000)
Balance at the beginning (in shares) at Dec. 31, 2018								384,009
Increase (Decrease) in Stockholders' Equity
Issuance of common stock to initial shareholder at approximately $0.002 per share								$ 2,000	437,000		439,000
Common Stock Issued (in shares)								1,906
Underwriters' discount and offering expenses									(992,000)		(992,000)
Sale of 6,333,334 Private Placement Warrants at $1.50 per warrant									438,000		438,000
Net income						$ 1,453,333				(142,734,000)	(142,734,000)
Balance at the end at Dec. 31, 2019	$ 157	$ 1,000	$ 5,000,010	2,689,444	2,309,409		5,000,010	$ 390,000	690,443,000	(998,784,000)	(307,951,000)
Balance at the end (in shares) at Dec. 31, 2019	1,572,147	10,000,000						389,610
Balance at the beginning at Mar. 26, 2019	$ 0	$ 0	0	0	0		0
Balance at the beginning (in shares) at Mar. 26, 2019	0	0
Increase (Decrease) in Stockholders' Equity
Issuance of common stock to initial shareholder at approximately $0.002 per share		$ 1,006		23,994			25,000
Common Stock Issued (in shares)		10,062,500
Net income					(675)		(675)
Balance at the end at Mar. 31, 2019		$ 1,006		23,994	(675)		24,325	$ 384,000	675,018,000	(885,604,000)	(210,202,000)
Balance at the end (in shares) at Mar. 31, 2019		10,062,500						384,321
Balance at the beginning at Mar. 26, 2019	$ 0	$ 0	0	0	0		0
Balance at the beginning (in shares) at Mar. 26, 2019	0	0
Increase (Decrease) in Stockholders' Equity
Issuance of common stock to initial shareholder at approximately $0.002 per share		$ 1,006	25,000	23,994
Common Stock Issued (in shares)		10,062,500
Sale of Units to the public at $10.00 per unit	$ 4,000		400,000,000	399,996,000
Sale of Units to the public at $10.00 per unit (in shares)	40,000,000
Underwriters' discount and offering expenses			(22,555,869)	(22,555,869)
Sale of 6,333,334 Private Placement Warrants at $1.50 per warrant			9,500,000	9,500,000
Forfeiture of Class B shares by initial shareholders		$ (6)		6
Forfeiture of Class B shares by initial shareholders (in shares)		(62,500)
Proceeds subject to possible redemption	$ (3,843)		(384,278,530)	(384,274,687)
Proceeds subject to possible redemption (in shares)	(38,427,853)
Net income			2,309,409		2,309,409		2,309,409
Balance at the end at Dec. 31, 2019	$ 157	$ 1,000	$ 5,000,010	2,689,444	2,309,409		5,000,010	$ 390,000	690,443,000	(998,784,000)	(307,951,000)
Balance at the end (in shares) at Dec. 31, 2019	1,572,147	10,000,000						389,610
Increase (Decrease) in Stockholders' Equity
Underwriters' discount and offering expenses									(246,000)		(246,000)
Proceeds subject to possible redemption	$ (5)			(479,415)			(479,420)
Proceeds subject to possible redemption (in shares)	(47,942)
Net income					479,411		479,411			(68,680,000)	(68,680,000)
Balance at the end at Mar. 31, 2020	$ 152	$ 1,000		$ 2,210,029	$ 2,788,820		$ 5,000,001	$ 391,000	$ 695,505,000	$ (1,067,464,000)	$ (371,568,000)
Balance at the end (in shares) at Mar. 31, 2020	1,524,205	10,000,000						390,900